Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Upright Investments Trust
Entity Central Index Key	0001058587
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Upright Assets Allocation Plus Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT ASSETS ALLOCATION PLUS FUND
Class Name	Upright Assets Allocation Plus Fund
Trading Symbol	UPAAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2024 to March 31, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818.
Additional Information Email	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$ 124	2.58%

*Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.58%
Net Assets	$ 2,161,793
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 16,225
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2,161,793	35	0.00%	$16,225

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	13.60%
2.	Direxion Daily S&P 500 Bull 3X Shares	9.74%
3.	Direxion Daily Dow Jones Internet Bull 3X Shares	8.73%
4.	Direxion Financial Bull 3X Shares	8.05%
5.	Taiwan Semiconductor Manufacturing Co., Ltd.	7.68%
6.	ProShares UltraPro QQQ ETF	5.30%
7.	AbbVie Inc.	4.85%
8.	Silicon Motion Technology Corp. ADR	4.68%
9.	Ase Technology Holding Co. Ltd. ADR	4.05%
10.	Direxion Small Cap Bull 3X Shares	3.38%
	Total % of Net Assets	70.06%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended March 31, 2025.
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Email Address	http://www.sec.gov
Upright Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH & INCOME FUND
Class Name	Upright Growth & Income
Trading Symbol	UPDDX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Email	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$127	2.58%

*Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.58%
Net Assets	$ 2,916,689
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 24,805
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2,916,689	33	0.00%	$24,805

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	NVIDIA Corp.	22.30%
2.	Himax Technologies, Inc. ADR	12.60%
3.	Direxion Financial Bull 3X Shares	7.05%
4.	Direxion Daily Dow Jones Internet Bull 3X Shares	5.83%
5.	Taiwan Semiconductor Manufacturing Co., Ltd.	5.69%
6.	Tapestry, Inc.	5.55%
7.	AbbVie Inc.	4.31%
8.	The Goldman Sachs Group, Inc.	3.75%
9.	Teva Pharmaceutical Industries Ltd.	3.69%
10.	Apple Inc.	3.05%
	Total % of Net Assets	73.82%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended March 31, 2025.
Updated Prospectus Phone Number	1-973-533-1818.
Updated Prospectus Email Address	http://www.sec.gov
Upright Growth Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH FUND
Class Name	Upright Growth Fund
Trading Symbol	UPUPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818.
Additional Information Email	http://www.sec.gov.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$115	2.27%

*Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.27%
Net Assets	$ 19,234,799
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 163,792
Investment Company, Portfolio Turnover	10.58%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$19,234,799	32	10.58%	$163,792

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Himax Technologies, Inc. ADR	25.65%
2.	Taiwan Semiconductor Manufacturing Co., Ltd.	14.67%
3.	Fidelity Institutional Money Market - Treasury Portfolio - Class I	10.40%
4.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	9.79%
5.	Apple Inc.	7.16%
6.	Teva Pharmaceutical Industries Ltd.	5.28%
7.	Silicon Motion Technology Corp. ADR	3.42%
8.	AbbVie, Inc.	2.61%
9.	iShares 20+ Year Treasury Bond ETF	2.37%
10.	Direxion Daily 20+ Year Treasury Bull 3X Shares	2.29%
	Total % of Net Assets	83.64%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended March 31, 2025.
Updated Prospectus Phone Number	1-973-533-1818.
Updated Prospectus Email Address	http://www.sec.gov